Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summarized Option Activity under Option Plan
Stock option activity under the 2005 Plan and 2015 Plan is summarized as follows for the years below:

	Options Issued and Outstanding	Weighted- Average Exercise Price	Weighted Average Contractual Term (in years)
Balance as of January 1, 2017	41,395,719	$1.48
Options granted	37,964,549	$0.28
Options exercised – vested	(606,284)	$0.16
Options forfeited	(20,123,445)	$0.74
Option expirations	(2,500)	$0.22
Balance as of December 31, 2017	58,628,039	$0.25	8.62
Options vested and expected to vest as of December 31, 2017	50,670,325	$0.25	8.62
Options vested and exercisable at December 31, 2017	27,189,177	$0.20	7.99

Additional Information Regarding Common Stock Options Outstanding
Additional information regarding common stock options outstanding as of December 31, 2017 is as follows:

	Options Outstanding			Options Vested and Exercisable
Range of Exercise Prices	Number Outstanding	Weighted – Avg. Remaining Life	Weighted – Avg. Exercise Price	Number Vested	Weighted - Avg. Exercise Price
$0.02 - 0.20	4,768,290	6.04	$0.11	4,768,290	$0.11
0.21 - 0.50	46,316,491	8.69	0.22	22,398,767	0.22
0.51 - 1.13	7,543,258	9.84	0.53	22,120	1.13
$0.02 - 1.13	58,628,039	8.62	$0.25	27,189,177	$0.20

Fair Value of Stock Option Awards
The fair value of PMI’s stock option awards for the year ended December 31, 2017, 2016 and 2015 was estimated at the date of grant using the Black-Scholes model with the following average assumptions:

	Year ended December 31,
	2017	2016	2015
Volatility of common stock	49.24%	50.88%	55.69%
Risk-free interest rate	2.12%	1.29%	1.74%
Expected life	6.0 years	5.8 years	6.0 years
Dividend yield	—%	—%	—%

Summarized Activities for RSU's
The following table summarizes the activities for PMI’s RSUs during 2017:

	Number of Shares	Weighted-Average Grant Date Fair Value
Unvested at January 1, 2017	1,995,159	2.16
Granted	12,500	0.22
Vested	—	—
Forfeited	(608,479)	2.18
Unvested - December 31, 2017	1,399,180	2.16

Stock Based Compensation Included in Consolidated Statements of Operations
The following table presents the amount of stock-based compensation related to stock-based awards granted to employees recognized in Prosper’s consolidated statements of operations during the periods presented (in thousands):

	December 31,
	2017	2016	2015
Origination and Servicing	$996	$2,004	$1,231
Sales and Marketing	553	2,914	2,561
General and Administrative	10,689	14,824	9,219
Restructuring	—	45	—
Total stock based compensation	$12,238	$19,787	$13,011